Other Assets and Other Liabilities - Other Assets (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Brokerage and securities related receivables [Abstracts]
Cash/margin receivables		€ 48,476	€ 46,519
Receivables from prime brokerage	[1]	1	12,638
Pending securities transactions past settlement date		3,388	3,929
Receivables from unsettled regular way trades		50,413	19,930
Total brokerage and securities related receivables		102,278	83,015
Debt securities held to collect		6,245	0
Accrued interest receivable		2,572	2,374
Assets held for sale		2,641	45
Other		16,926	16,057
Total other assets		€ 130,663	€ 101,491

[1]	Receivables from prime brokerage are reported within non-trading assets mandatory at fair value through profit and loss from January 2018 onwards